Expenses by Nature	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Expenses by Nature
34.	Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, impairment loss on other receivables and other operating expenses in the statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2019		2020	2021
Raw material used, changes in inventories and others	￦	39,279,866	34,555,624	44,466,766
Employee benefits(*2)		3,623,611	3,624,953	4,023,167
Outsourced processing cost		8,250,372	7,808,343	7,690,334
Electricity		912,832	656,121	744,207
Depreciation(*1)		3,029,868	3,156,181	3,135,345
Amortization		431,247	465,558	444,100
Freight and custody		1,446,628	1,428,012	1,580,200
Sales commissions		73,941	86,851	65,404
Loss on disposal of property, plant and equipment		120,227	142,126	95,720
Impairment loss on property, plant and equipment		442,700	27,040	311,520
Impairment loss on goodwill and intangible assets		191,021	197,776	224,328
Donations		51,567	45,652	101,258
Other		4,168,470	3,638,393	4,962,224

	￦	62,022,350	55,832,630	67,844,573

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Wages and salaries	￦	3,313,642	3,316,364	3,684,894
Expenses related to post-employment benefits		309,969	308,589	338,273

	￦	3,623,611	3,624,953	4,023,167